Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Allowance for Credit Losses

	December 31,	December 31,
	2023	2022
	$ thousands	$ thousands
Balance, at beginning of period	22,410	8,587
Provision for expected credit losses	3,898	14,489
Balance added in business combination	259	-
Amounts written off charged against the allowance and others	(1,965)	(666)

Balance, at end of period	24,602	22,410